Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.001
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	29,977,303	11,000,000
Common stock, shares issued	15,082,771	12,944,213	2,293,154
Common stock, shares outstanding	15,082,771	12,944,213	2,293,154
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	628,930	628,930
Preferred stock, shares issued	0	628,930	628,930
Preferred stock, shares outstanding	0	628,930	628,930
Preferred stock, liquidation preference (in Dollars)	$ 0	$ 3,999,995	$ 3,999,995
Series A-1 preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	1,100,000	1,100,000
Preferred stock, shares issued	0	684,450	0
Preferred stock, shares outstanding	0	684,450	0
Preferred stock, liquidation preference (in Dollars)	$ 0	$ 4,353,102	$ 4,353,102